Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Feb. 23, 2015	Jun. 30, 2014
Entity Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Registrant Name	PARK NATIONAL CORP /OH/
Entity Central Index Key	0000805676
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding		15,370,891
Entity Public Float			$ 1,137,557,054